Provisions - Reconciliation Of Changes In Provisions (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Changes in Provisions [Line Items]
Beginning balance	€ 47,715	€ 45,766
Ending balance	48,162	47,715	€ 45,766
Current	48,162	47,715	45,766
Non-current	0	0	0
Total provisions	48,162	47,715	45,766
License Review Provision [Member]
Reconciliation of Changes in Provisions [Line Items]
Beginning balance	0	0	24,265
Settled in the period			(13,556)
Provided in the period		0	0
Amounts transferred to accruals during the year			(10,709)
Ending balance		0	0
Total provisions		0	0
Withholding, Indirect And Gaming Taxes [Member]
Reconciliation of Changes in Provisions [Line Items]
Beginning balance	47,715	45,766	22,797
Arising on business combinations			17,879
Settled in the period	0	(706)	(110)
Effects of movements in exchange rates	190	840
Provided in the period	257	3,425	5,200
Amounts transferred to accruals during the year	0	(1,610)
Ending balance	48,162	47,715	45,766
Total provisions	€ 48,162	€ 47,715	€ 45,766